RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

10. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2022, 2021 and 2020, the Company entered into the following transactions with related parties:

	December 31, 2022	December 31, 2021	December 31, 2020

Consulting fees paid or accrued to officers or their companies	$909,314	$1,124,304	$894,616
Directors' fees	2,308	2,398	2,238

Stock option grants to officers and directors	120,563		123,837
Stock option grant price range	CAD$0.81		CAD$0.60 to CAD$1.23

Of the total consulting fees noted above, $691,435 (December 31, 2021 - $772,494, December 31, 2020 - $531,527) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $345,717 (December 31, 2021 - $386,247, December 31, 2020 - $274,292) of this amount. As at December 31, 2022, a balance of $181,973 (December 31, 2021 - a prepaid balance of $90,538, December 31, 2020 - a prepaid balance of $12,065) exists to this related company and $Nil remains payable (December 31, 2021 - $Nil, December 31, 2020 - $Nil) to the related party for expenses earned for work on behalf of the Company. The CEO of the company made a $50,000 payment on behalf of the company in 2021. This balance was repaid in 2022.

During 2022, the Company granted 350,000 options to insiders at a price of $0.60 (CAD$0.81). A total of $120,563 was included in consulting fees related to these options. On July 1, 2022, the original terms of existing options were extended. The Company recognized an expense of $77,092 related to the extension of the option terms to maturity related to insiders. During 2021 the Company did not grant stock options to insiders. During 2020 the Company granted 314,000 options to insiders at a prices between of $0.47 (CAD$0.60) and $0.96 (CAD$1.23). A total of $123,837 was included in consulting fees related to these options.